Note 7 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
7.	Commitments and Contingencies

Operating Lease

In
January
2012,
the Company entered into a lease agreement for office and laboratory facilities. The lease agreement, as amended in
September
2016,
commenced in
March
2012
and will terminate in
March
2018.
Rent expense for the years ended
December
31,

2016
and
2015
was
$236,000
and
$210,000,
respectively.

As of
December
31,

2016,
future minimum payments under the lease are as follows (in thousands):

Year Ending December 31,
2017	$303
2018	82
Total minimum lease payments	$385

Indemnification Agreements

The Company enters into standard indemnification arrangements in the ordinary course of business. Pursuant to these arrangements, the Company indemnifies, holds harmless and agrees to reimburse the indemnified parties for losses suffered or incurred by the indemnified party, in connection with performance of services within the scope of the agreement, breach of the agreement by the Company, or noncompliance of regulations or laws by the Company, in all cases provided the indemnified party has not breached the agreement and/or the loss is not attributable to the indemnified party’s negligence or willful malfeasance. The term of these indemnification agreements is generally perpetual any time after the execution of the agreement. The maximum potential amount of future payments the Company could be required to make under these arrangements is not determinable. The Company has never incurred costs to defend lawsuits or settle claims related to these indemnification agreements. As a result, the Company believes the estimated fair value of these agreements is minimal.

Loss Contingencies

The Company is or has been subject to proceedings, lawsuits and other claims arising in the ordinary course of business. The Company evaluates contingent liabilities, including threatened or pending litigation, for potential losses. If the potential loss from any claim or legal proceeding is considered probable and the amount can be estimated, the Company accrues a liability for the estimated loss. Because of uncertainties related to these matters, accruals are based upon the best information available. For potential losses for which there is a reasonable possibility (meaning the likelihood is more than remote but less than probable) that a loss exists, the Company will disclose an estimate of the potential loss or range of such potential loss or include a statement that an estimate of the potential loss cannot be made. As additional information becomes available, the Company reassesses the potential liability related to pending claims and litigation and may
revise its estimates, which could materially impact the consolidated financial statements.
Management does not believe that the outcome of any outstanding legal matters will have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.